Guarantees in Insurance Contracts - Summary of Liabilities for Financial Guarantees for Minimum Benefits, Net of Present Value of Expected Future Premiums (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Jan. 01, 2018 [1]
Liabilities under insurance contracts and reinsurance contracts issued [line items]
Beginning balance	[1]	€ 115,328
Ending balance		123,454	€ 115,328	[1]
Account value		135,710	117,113	[1]	€ 122,168
Net amount at risk		226,374	194,353	[1]	€ 194,063
The Netherlands [member]
Liabilities under insurance contracts and reinsurance contracts issued [line items]
Beginning balance		34,878
Ending balance		40,554	34,878
Net amount at risk		25,491	23,767
Financial Guarantee Contracts [member]
Liabilities under insurance contracts and reinsurance contracts issued [line items]
Beginning balance		2,445	1,794
Incurred guarantee benefits		575	622
Paid guarantee benefits		(1)	(1)
Net exchange differences		13	29
Ending balance		3,031	2,445
Account value		43,130	38,963
Net amount at risk		2,239	2,239
Financial Guarantee Contracts [member] | United States [member]
Liabilities under insurance contracts and reinsurance contracts issued [line items]
Beginning balance		766	247
Incurred guarantee benefits		518	491
Paid guarantee benefits		(1)	(1)
Net exchange differences		13	29
Ending balance		1,296	766
Account value		34,503	30,788
Net amount at risk		236	235
Financial Guarantee Contracts [member] | The Netherlands [member]
Liabilities under insurance contracts and reinsurance contracts issued [line items]
Beginning balance		1,678	1,547
Incurred guarantee benefits		57	131
Ending balance		1,735	1,678
Account value		8,626	8,175
Net amount at risk		€ 2,002	€ 2,004

[1]	Amounts have been restated to reflect voluntary changes in accounting policies related to liability adequacy testing that was adopted by Aegon effective January 1, 2019. Refer to note 2.1.2 Voluntary changes in accounting policies for details about this change.